Reclassification and restatement of comparative figures	12 Months Ended
Dec. 31, 2019
DisclosureOfReclassificationsOrChangesInPresentationAbstract
Reclassifications and restatement of comparative figures

32      Reclassification and restatement of comparative figures

The comparative figures in the statement of financial position have been reclassified to reflect the adoption of IFRIC 23.

The prior year figures in the Statement of Operations and comprehensive income (loss) have been restated to reflect the change in accounting for certain types of vouchers and incentives.

Such reclassifications and restatements have no effect on the previously reported profit or equity of the Company.

The reclassifications and restatements are summarized as follows:

	2018	2018
	As previously	As reclassified /
In thousands of EUR	reported	restated	Difference
Statement of financial position
Non current liabilities
Provisions for liabilities and other charges	—	389	389
Current liabilities
Trade and other payables	47,681	47,292	(389)
Income tax payables	147	10,882	10,735
Provisions for liabilities and other charges	30,427	19,692	(10,735)

Statement of operations and comprehensive income (loss)
Revenue	130,569	129,058	(1,511)
Sales and advertising expense	47,527	46,016	(1,511)

	2017	2017
	As previously	As
In thousands of EUR	reported	restated	Difference
Statement of operations and comprehensive income (loss)
Revenue	94,036	93,054	(982)
Sales and advertising expense	37,926	36,944	(982)

Restatements

2017 and 2018 periods have been restated to reflect the impact of the reclassification of certain types of vouchers, consumer and partner incentives from Sales & Advertising expense to Revenue. The vouchers are consideration payable to a customer in accordance with IFRS 15, and are hence accounted for as a reduction of revenue.